Commitments and Contingencies (Details)					1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 17, 2023 shares	Dec. 06, 2021 USD ($) $ / shares shares	Apr. 14, 2021 USD ($) $ / shares shares	Mar. 04, 2021 USD ($) shares	Sep. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) item $ / shares	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($)
Commitments and Contingencies
Maximum number of demands for registration of securities | item						3	3
Underwriting discount			$ 100,000	$ 8,400,000
Deferred discount per Unit | $ / shares						$ 0.35	$ 0.35
Aggregate deferred underwriting fee payable							$ 14,875,000
Deferred underwriting liability written off					$ 4,462,500		$ 4,462,500
Issuance of Forward Purchase Agreements								$ 770,000
Common Class A [Member]
Commitments and Contingencies
Number of shares issued | shares	15,000,000
Forward Purchase Agreements [Member] | Maximum [Member]
Commitments and Contingencies
Number of shares issued | shares							120,000,000
Aggregate purchase price						$ 120,000,000
Forward Purchase Agreements [Member] | Unsecured convertible notes [Member]
Commitments and Contingencies
Aggregate unsecured convertible notes		$ 80,000,000
Aggregate proceeds from issuance of Convertible Notes		80,000,000
Forward Purchase Agreements [Member] | Unsecured convertible notes [Member] | Maximum [Member]
Commitments and Contingencies
Aggregate unsecured convertible notes		80,000,000
Aggregate proceeds from issuance of Convertible Notes		$ 80,000,000
Over-allotment option
Commitments and Contingencies
Underwriters options period				45 days
Number of units issued | shares			500,000	6,300,000
Deferred underwriting liability written off					$ 4,462,500
Price per share | $ / shares			$ 10.00
Forward Purchase Securities [Member] | Forward Purchase Agreements [Member]
Commitments and Contingencies
Price per share | $ / shares		$ 10.00
Number of shares in a forward purchase securities | shares		1
Number of warrants in a forward purchase securities | shares		1
Number of shares issuable per warrant | shares		1
Exercise price of warrants | $ / shares		$ 11.50
Forward Purchase Securities [Member] | Forward Purchase Agreements [Member] | Common Class A [Member]
Commitments and Contingencies
Number of shares in a forward purchase securities | shares		1
Number of warrants in a forward purchase securities | shares		1
Forward Purchase Securities [Member] | Forward Purchase Agreements [Member] | Maximum [Member]
Commitments and Contingencies
Number of shares issued | shares		4,000,000
Aggregate purchase price		$ 40,000,000
Issuance of Forward Purchase Agreements		$ 40,000,000